RELATED PARTY TRANSACTIONS - Loan payable related party transactions (Details) - USD ($)		6 Months Ended
	Feb. 01, 2025	Apr. 30, 2025	Apr. 30, 2024
RELATED PARTY TRANSACTIONS
Amount repaid to related parties		$ 73,573	$ 35,807
Related party
RELATED PARTY TRANSACTIONS
Outstanding principal balance		129,325
Related party | Loans payable
RELATED PARTY TRANSACTIONS
Interest expense		544
Interest payable		544
Related party | Loans payable | Xian Xu
RELATED PARTY TRANSACTIONS
Principal amount		$ 82,412
Interest rate (in percentage)		3.00%
Amount repaid to related parties		$ 12,568
Outstanding principal balance		69,825
Related party | Loans payable | Feng'e Feng
RELATED PARTY TRANSACTIONS
Principal amount	$ 200,000
Interest rate (in percentage)	2.00%
Repayment of principal amount	$ 200,000
Outstanding principal balance		$ 59,500